Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.06471%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,872,116.91

Principal:
Principal Collections	$20,689,842.06
Prepayments in Full	$10,673,540.40
Liquidation Proceeds	$266,521.24
Recoveries	$121,859.05
Sub Total	$31,751,762.75
Collections	$34,623,879.66

Purchase Amounts:
Purchase Amounts Related to Principal	$205,525.40
Purchase Amounts Related to Interest	$1,110.81
Sub Total	$206,636.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,830,515.87

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,830,515.87
Servicing Fee	$557,868.88	$557,868.88	$0.00	$0.00	$34,272,646.99
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,272,646.99
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$34,272,646.99
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$34,272,646.99
Interest - Class A-3 Notes	$1,572,400.29	$1,572,400.29	$0.00	$0.00	$32,700,246.70
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$32,335,446.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,335,446.70
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$32,135,477.45
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,135,477.45
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$31,990,334.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,990,334.87
Regular Principal Payment	$28,907,252.57	$28,907,252.57	$0.00	$0.00	$3,083,082.30
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,083,082.30
Residual Released to Depositor	$0.00	$3,083,082.30	$0.00	$0.00	$0.00
Total		$34,830,515.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,907,252.57
Total					$28,907,252.57

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,907,252.57	$56.68	$1,572,400.29	$3.08	$30,479,652.86	$59.76
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$28,907,252.57	$18.31	$2,282,312.12	$1.45	$31,189,564.69	$19.76

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$405,780,721.06	0.7956485	$376,873,468.49	0.7389676
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$580,720,721.06	0.3677915	$551,813,468.49	0.3494835

Pool Information
Weighted Average APR	5.179%	5.208%
Weighted Average Remaining Term	38.50	37.76
Number of Receivables Outstanding	28,183	27,442
Pool Balance	$669,442,652.46	$637,277,959.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$618,393,947.22	$589,004,224.26
Pool Factor	0.3864769	0.3679079

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$48,273,735.44
Targeted Overcollateralization Amount	$85,464,491.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$85,464,491.21

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$329,263.66
(Recoveries)		71	$121,859.05
Net Loss for Current Collection Period			$207,404.61
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3718%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7396%
Second Prior Collection Period			0.7505%
Prior Collection Period			0.9785%
Current Collection Period			0.3809%
Four Month Average (Current and Prior Three Collection Periods)			0.7124%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,976	$11,783,159.93
(Cumulative Recoveries)			$1,570,935.65
Cumulative Net Loss for All Collection Periods			$10,212,224.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5896%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,963.14
Average Net Loss for Receivables that have experienced a Realized Loss			$5,168.13

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.31%	262	$8,372,345.79
61-90 Days Delinquent	0.17%	34	$1,091,166.51
91-120 Days Delinquent	0.05%	7	$310,137.50
Over 120 Days Delinquent	0.10%	16	$653,801.65
Total Delinquent Receivables	1.64%	319	$10,427,451.45

Repossession Inventory:
Repossessed in the Current Collection Period		17	$715,444.31
Total Repossessed Inventory		27	$1,119,068.82

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1972%
Prior Collection Period			0.1881%
Current Collection Period			0.2077%
Three Month Average			0.1976%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3225%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	26

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	100	$3,534,147.69
2 Months Extended	118	$3,949,861.68
3+ Months Extended	25	$959,038.51

Total Receivables Extended	243	$8,443,047.88
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer